LEGG MASON VALUE TRUST, INC.
                    LEGG MASON SPECIAL INVESTMENT TRUST, INC.
                        LEGG MASON INVESTORS TRUST, INC.
                   Legg Mason American Leading Companies Trust
                            Legg Mason Balanced Trust
                   Legg Mason U.S. Small-Capitalization Trust
                       Legg Mason Financial Services Fund

                    Supplement dated November 5, 2002 to the
             Statement of Additional Information dated July 25, 2002

     The tables of directors and officers, their share ownership, and their compensation found in the "Management of the Funds" section beginning on Page 47 of the Statement of Additional Information ("SAI") are replaced in their entirety with the following. You should retain this Supplement with your SAI for future reference.

                                   * * * * *

     The table below provides information about each of the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

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                                                Term of
                                              Office and      Number of
                             Position(s)       Length of      Funds in           Other
      Name and Age          Held With the     Time Served   Fund Complex     Directorships            Principal Occupation(s)
                                Funds             (1)         Overseen           Held               During the Past Five Years
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INDEPENDENT DIRECTORS:
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

Gilmore, Richard G.        Director          Value Trust    Director/      None               Retired.  Trustee of Pacor Settlement
Age 75                                       and Special    Trustee of                        Trust, Inc. since 1990. Formerly:
                                             Investment     all Legg                          Director of CSS Industries, Inc.
                                             Trust since    Mason funds                       (diversified holding company that
                                             1990;          consisting                        makes seasonal decorative products);
                                             Investors      of 23                             Senior Vice President, Chief Financial
                                             Trust since    portfolios.                       Officer and Director of PECO Energy
                                             1993.                                            Co., Inc. (now Exelon Corporation).
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Lehman, Arnold L.          Director          Value Trust    Director/      None               Director of The Brooklyn Museum of Art
Age 58                                       since 1982;    Trustee of                        since 1997.  Formerly: Director of The
                                             Special        all Legg                          Baltimore Museum of Art (1979-1997).
                                             Investment     Mason funds
                                             Trust since    consisting
                                             1985; and      of 23
                                             Investors      portfolios.
                                             Trust since
                                             1993.
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Masters, Robin J.W.        Director          Since 2002     Director/      None               Retired.  Director of The Family
Age 46                                                      Trustee of                        Learning Centre (non-profit) since
                                                            all Legg                          1996; Director of Bermuda SMARTRISK
                                                            Mason funds                       (non-profit) since 2001.  Formerly:
                                                            consisting                        Chief Investment Officer of ACE
                                                            of 23                             Limited (insurance).
                                                            portfolios.
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

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                                                Term of
                                              Office and      Number of
                             Position(s)       Length of      Funds in           Other
      Name and Age          Held With the     Time Served   Fund Complex     Directorships            Principal Occupation(s)
                                Funds             (1)         Overseen           Held               During the Past Five Years
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McGovern, Jill E.          Director          Value Trust    Director/      None               Chief Executive Officer of The Marrow
Age 58                                       and Special    Trustee of                        Foundation since 1993.  Formerly:
                                             Investment     all Legg                          Executive Director of the Baltimore
                                             Trust since    Mason funds                       International Festival (1991 - 1993);
                                             1989;          consisting                        Senior Assistant to the President of
                                             Investors      of 23                             The Johns Hopkins University
                                             Trust since    portfolios.                       (1986-1990).
                                             1993.
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Mehlman, Arthur S.         Director          Since 2002     Director/      None               Retired.  Director of Maryland
Age 60                                                      Trustee of                        Business Roundtable for Education
                                                            all Legg                          (non-profit); Director of University
                                                            Mason funds                       of Maryland Foundation (non-profit);
                                                            consisting                        Director of University of Maryland
                                                            of 23                             College Park Foundation (non-profit)
                                                            portfolios.                       since 1998.  Formerly:  Partner, KPMG
                                                                                              LLP (international accounting firm).
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O'Brien, G. Peter          Director          Since 1999     Director/      Director of the    Trustee of Colgate University and
Age 56                                                      Trustee of     Royce Family of    President of Hill House, Inc.
                                                            all Legg       Funds consisting   (residential home care).  Formerly:
                                                            Mason funds    of 17              Managing Director, Equity Capital
                                                            consisting     portfolios;        Markets Group of Merrill Lynch & Co.
                                                            of 23          Director of        (1971-1999).
                                                            portfolios.    Renaissance
                                                                           Capital
                                                                           Greenwich Funds;
                                                                           Director of
                                                                           Pinnacle
                                                                           Holdings, Inc.
                                                                           (wireless
                                                                           communi-cations).
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Rowan, S. Ford             Director          Since 2002     Director/      None               Consultant, Rowan & Blewitt Inc.
Age 59                                                      Trustee of                        (management consulting); Adjunct
                                                            all Legg                          Professor, George Washington
                                                            Mason funds                       University since 2000; Director of
                                                            consisting                        Santa Fe Institute (scientific
                                                            of 23                             research institute) since 1999 and
                                                            portfolios.                       Annapolis Center for Science-Based
                                                                                              Public Policy since 1995.
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                                       2

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                                                Term of
                                              Office and      Number of
                             Position(s)       Length of      Funds in           Other
      Name and Age          Held With the     Time Served   Fund Complex     Directorships            Principal Occupation(s)
                                Funds             (1)         Overseen           Held               During the Past Five Years
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INTERESTED DIRECTORS:
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Curley Jr., John F.        Chairman and      Value Trust    Chairman and   None               Director and/or officer of various
Age 63                     Director          since 1982;    Director/                         Legg Mason affiliates.  Formerly:
                                             Special        Trustee of                        Vice Chairman and Director of Legg
                                             Investment     all Legg                          Mason, Inc. and Legg Mason Wood
                                             Trust since    Mason funds                       Walker, Incorporated; Director of Legg
                                             1985; and      consisting                        Mason Fund Adviser, Inc. and Western
                                             Investors      of 23                             Asset Management Company (each a
                                             Trust since    portfolios.                       registered investment adviser).
                                             1993.
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Fetting, Mark R. (2)       President and     Value Trust    Director/      Director of the    Executive Vice President of Legg
Age 47                     Director          and Special    Trustee of     Royce Family of    Mason, Inc., director and/or officer
                                             Investment     all Legg       Funds consisting   of various other Legg Mason affiliates
                                             Trust since    Mason funds    of 17 portfolios.  since 2000.  Formerly: Division
                                             2001;          consisting                        President and Senior Officer of
                                             Investors      of 23                             Prudential Financial Group, Inc. and
                                             Trust since    portfolios.                       related companies, including fund
                                             2002.                                            boards and consulting services to
                                                                                              subsidiary companies from 1991 to
                                                                                              2000; Partner, Greenwich Associates;
                                                                                              Vice President, T. Rowe Price Group,
                                                                                              Inc.
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EXECUTIVE OFFICERS:
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Duffy, Marc R. (2)         Vice President    Since 2000     Vice           None               Vice President and Secretary of Legg
Age 44                     and Secretary                    President                         Mason Fund Adviser, Inc. since 2000;
                                                            and                               Associate General Counsel of Legg
                                                            Secretary of                      Mason Wood Walker, Incorporated since
                                                            all Legg                          1999.  Formerly: Senior Associate,
                                                            Mason funds                       Kirkpatrick & Lockhart LLP (1996
                                                            consisting                        -1999); Senior Counsel, Securities and
                                                            of 23                             Exchange Commission, Division of
                                                            portfolios.                       Investment Management (1989 -1995).
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Karpinski, Marie K.        Vice President    Value Trust    Vice           None               Vice President and Treasurer of Legg
Age 53 (2)                 and Treasurer     and Special    President                         Mason Fund Adviser, Inc. and Western
                                             Investment     and                               Asset Funds, Inc.; Treasurer of
                                             Trust since    Treasurer of                      Pacific American Income Shares, Inc.
                                             1985;          all Legg                          and Western Asset Premier Bond Fund.
                                             Investors      Mason funds
                                             Trust since    consisting
                                             1993.          of 23
                                                            portfolios.
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

(1) Officers of each Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of each Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

(2) Officers of each Corporation are interested persons as defined in the 1940 Act.

     Mr. Curley and Mr. Fetting are considered to be interested persons of each Corporation, as defined in the 1940 Act, on the basis of their employment with the funds' investment advisers or their affiliated entities (including the funds' principal underwriter) and Legg Mason, Inc., the parent holding company.

     The following table shows each director's ownership of shares of the funds and of all the Legg Mason funds served by the director as of December 31, 2001:

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                                                                                          Aggregate Dollar Range of
                                                                                                Shares in the
Name of Director             Dollar Range of Equity Securities in:                             Legg Mason Funds
                                                                                              Owned by Directors
---------------------------------------------------------------------------------------------------------------------

John F. Curley Jr.           Value Trust                                  Over $100,000                 Over $100,000
                             Special Investment Trust                              None
                             American Leading Companies               $10,000 - $50,000
                             Balanced Trust                                        None
                             Small-Cap Value Trust                                 None
                             Financial Services Fund                               None
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Mark R. Fetting *            Value Trust                                           None                          None
                             Special Investment Trust                              None
                             American Leading Companies                            None
                             Balanced Trust                                        None
                             Small-Cap Value Trust                                 None
                             Financial Services Fund                               None
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Richard G. Gilmore           Value Trust                             $50,000 - $100,000                 Over $100,000
                             Special Investment Trust                 $10,000 - $50,000
                             American Leading Companies               $10,000 - $50,000
                             Balanced Trust                                $1 - $10,000
                             Small-Cap Value Trust                    $10,000 - $50,000
                             Financial Services Fund                  $10,000 - $50,000
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Arnold L. Lehman             Value Trust                                  Over $100,000                 Over $100,000
                             Special Investment Trust                 $10,000 - $50,000
                             American Leading Companies                            None
                             Balanced Trust                                        None
                             Small-Cap Value Trust                                 None
                             Financial Services Fund                               None
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Robin J.W. Masters           Value Trust                                           None                          None
                             Special Investment Trust                              None
                             American Leading Companies                            None
                             Balanced Trust                                        None
                             Small-Cap Value Trust                                 None
                             Financial Services Fund                               None
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Jill E. McGovern             Value Trust                                  Over $100,000                 Over $100,000
                             Special Investment Trust                     Over $100,000
                             American Leading Companies                    $1 - $10,000
                             Balanced Trust                                        None
                             Small-Cap Value Trust                                 None
                              Financial Services Fund                              None
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Arthur S. Mehlman            Value Trust                                           None                          None
                             Special Investment Trust                              None
                             American Leading Companies                            None
                             Balanced Trust                                        None
                             Small-Cap Value Trust                                 None
                             Financial Services Fund                               None
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                                       4

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                                                                                          Aggregate Dollar Range of
                                                                                                Shares in the
Name of Director             Dollar Range of Equity Securities in:                             Legg Mason Funds
                                                                                              Owned by Directors
---------------------------------------------------------------------------------------------------------------------
G. Peter O'Brien             Value Trust                              $10,000 - $50,000                 Over $100,000
                             Special Investment Trust                              None
                             American Leading Companies                            None
                             Balanced Trust                                        None
                             Small-Cap Value Trust                                 None
                             Financial Services Fund                               None
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S. Ford Rowan *              Value Trust                                           None                          None
                             Special Investment Trust                              None
                             American Leading Companies                            None
                             Balanced Trust                                        None
                             Small-Cap Value Trust                                 None
                             Financial Services Fund                               None
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

* As of August 9, 2002, the aggregate dollar range of Mr. Fetting's and Mr. Rowan's share ownership in the Legg Mason funds was over $100,000 each.

     Officers and Directors who are interested persons of each Corporation (as defined in the 1940 Act) receive no salary or fees from the Corporation. Each Director who is not an interested person of the Corporation ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of each Corporation as of December 31 of the previous year.

     The  following  table  provides   certain   information   relating  to  the
compensation of each Corporation's directors. None of the Legg Mason funds has any retirement plan for its directors.

===================================================================================================================
                                                                                               Total Compensation
                                                          Aggregate                                 From Each
                                      Aggregate       Compensation From        Aggregate         Corporation and
                                  Compensation From        Special         Compensation From    Fund Complex Paid
         Name of Person              Value Trust*     Investment Trust*    Investors Trust*      to Directors**
          and Position
-------------------------------------------------------------------------------------------------------------------

John F. Curley, Jr.
Chairman of the Board and                 None               None                 None                 None
Director
-------------------------------------------------------------------------------------------------------------------
Mark R. Fetting
Director                                  None               None                 None                 None
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Richard G. Gilmore
Director                                $3,600             $3,600               $6,000              $43,200
-------------------------------------------------------------------------------------------------------------------
Arnold L. Lehman
Director                                $3,600             $3,600               $6,000              $43,200
-------------------------------------------------------------------------------------------------------------------
Robin J.W. Masters ****
Director                                  None               None                 None                 None
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Jill E. McGovern
Director                                $3,600             $3,600               $6,000              $43,200
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Arthur S. Mehlman ****
Director                                  None               None                 None                 None
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G. Peter O'Brien ***
Director                                $3,600             $3,600               $6,000              $47,975
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S. Ford Rowan ****
Director                                  None               None                 None                 None
===================================================================================================================

* Represents compensation paid to each director for the fiscal year ended March 31, 2002.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2001. There are 12 open-end investment companies in the Legg Mason funds, consisting of 23 funds.

*** The total compensation paid to Mr. O'Brien reflects compensation paid by the Legg Mason funds and the Royce Funds, consisting of 17 portfolios.

**** Elected to the board of each Corporation on October 30, 2002.

                                       6